SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Convertible notes		1,251,403
Convertible Notes [Member]
Convertible notes	18,519,083	1,251,403	720,154	406,044	186,517
Warrants [Member]
Convertible notes	3,631,083	0
Warrants - Dividend [Member]
Convertible notes	9,485,173	0